Thrivent Multisector Bond Portfolio Investment Strategy - Thrivent Multisector Bond Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Portfolio invests at least 80% of its net assets in a broad range of debt securities. The debt securities in which the Portfolio invests may be of any maturity or credit quality, including high-yield, high-risk instruments that are rated below investment grade, such as bonds, notes, debentures and other debt obligations. Below investment-grade securities are commonly known as “junk bonds,” which at the time of purchase are rated below BBB- by S&P or Baa3 by Moody's or are unrated but considered to be of comparable quality by the Adviser. The Portfolio may also invest in investment-grade corporate bonds, asset-backed securities, mortgage-backed securities (including commercially backed ones), sovereign and emerging market debt (both U.S. dollar and non-U.S. dollar denominated), preferred stock, other funds, and other types of securities. Should the Adviser change the investments used for purposes of this 80% threshold, you will be notified at least 60 days prior to the change. While the Portfolio may use derivatives for any investment purpose, the Portfolio expects to utilize U.S. Treasury futures contracts in order to manage the Portfolio’s duration, or interest rate risk. The Portfolio may enter into derivatives contracts traded on exchanges or in the over-the-counter market. The Portfolio may invest in foreign securities, including those of issuers in emerging markets. An “emerging market” country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. The Portfolio may also pursue its investment strategy by investing in other mutual funds, including funds managed by the Adviser or an affiliate. The Adviser uses fundamental and other investment research techniques to determine what to buy and sell. Fundamental techniques assess a security’s value based on factors such as an issuer’s financial profile, management, and business prospects, as applicable.